N-2	12 Months Ended
May 31, 2024 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001810523
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	First Trust High Yield Opportunities 2027 Term Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective
The Fund’s investment objective is to provide current income.
Principal Investment Policies
The Fund invests at least 80% of its Managed Assets (as defined below) in high yield debt securities of any maturity that are rated below investment grade (rated below “BBB-” by S&P Global Ratings (“S&P”) and Fitch Ratings, a part of the Fitch Group (“Fitch”), or below “Baa3” by Moody’s Investor Services, Inc. (“Moody’s”)) at the time of purchase or unrated securities determined by the Advisor to be of comparable quality.  Such securities include U.S and non-U.S. corporate debt obligations and senior, secured floating rate loans (“Senior Loans”).
“Managed Assets” means the average daily gross asset value of the Fund (which includes assets attributable to the Fund’s preferred shares of beneficial interest (“Preferred Shares”), if any, and the principal amount of any borrowings or commercial paper or notes issued by the Fund), minus the sum of the Fund’s accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings of money incurred or of commercial paper or notes issued by the Fund).
Under normal market circumstances:
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The Fund may invest up to 20% of its Managed Assets in (i) investment grade corporate debt obligations, (ii) U.S. and non-U.S. government debt securities, (iii) warrants and equity securities, including common stock and other equity securities acquired in connection with the restructuring of the debt of an issuer, the reorganization of a Senior Loan or as part of a package of securities acquired together with the Senior Loans of an issuer, and (iv) investment companies;
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The Fund may invest no more than 20% of its Managed Assets in corporate debt obligations that, at the time of purchase using the highest available rating, either are rated “CCC+” or lower by S&P or Fitch, or “Caa1” or lower by Moody’s, or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Advisor to be of comparable quality;
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The Fund may invest no more than 25% of its Managed Assets in any single industry in the corporate debt market; and
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The Fund may not invest more than 5% of its Managed Assets in securities issued by a single issuer, other than securities issued by the U.S. government.
The Fund’s investments may include: (i) securities of issuers located in countries considered to be emerging markets, which may entail additional risks; and (ii) defaulted or distressed securities (i.e., securities of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings).  The Fund may use certain credit derivatives to take on additional credit risk and obtain exposure to the high yield corporate debt market.  If used, these instruments will be considered to be an investment in high yield debt securities for the purposes of the Fund’s investment policy to invest, under normal market conditions, at least 80% of its Managed Assets in high yield debt securities that are rated below investment grade at the time of purchase or unrated securities determined by the Advisor to be of comparable quality.  The Fund primarily uses total return swaps and credit default swaps to gain such exposure to high yield debt securities as part of its investment strategy. The Fund also may use credit default swap indices (“CDX”) to take on additional credit risk and obtain exposure to the high yield debt market. The Fund may use CDX exposure in two ways: when the Fund is a buyer of CDX credit protection, it seeks to hedge its exposure to volatility in the high yield debt market; when the Fund is a seller of CDX credit protection, it seeks to gain exposure to the high yield debt market, similar to investing directly in a basket of high yield debt securities. The CDX investments in which the Fund will invest are cleared on an exchange. The Fund’s usage of total return swaps, credit default swaps and other derivative transactions other than for hedging purposes may not exceed 20% of the Fund’s Managed Assets, as measured by the total notional amount of such instruments.  The Fund may also enter into futures contracts and options on futures contracts, and may, but is not required to, use various other derivative transactions to seek to manage the risks of the Fund’s portfolio securities or for other purposes to the extent the Advisor determines that the use of such transactions is consistent with the Fund’s investment objective, policies and applicable regulatory requirements.
To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
The Fund intends to liquidate and distribute substantially all of its net assets to shareholders on or about August 1, 2027 (the “Termination Date”).  The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches.  In addition, the Fund is not a “target term” fund whose investment objective is to return its original NAV on the Termination Date.  The Fund’s investment objective and policies are not designed to seek to return to investors that purchased Common Shares in the initial offering their initial investment of $20.00 per Common Share on the Termination Date, and such investors and investors that purchased Common Shares after the completion of the initial offering may receive more or less than their original investment upon termination.
During temporary defensive periods and the period in which the Fund is approaching its Termination Date (i.e., the “wind-down” period during which the Fund may begin liquidating its portfolio in anticipation of the Termination Date, which period is expected to begin six months prior to the Termination Date), the Fund may deviate from its investment policies and objective.  During such periods, the Fund may invest up to 100% of its Managed Assets in cash or short-term investments, including high quality, short-term securities, or may invest in short- or intermediate-term U.S. Treasury securities.  There can be no assurance that such techniques will be successful, and during such periods, the Fund may not achieve its investment objective.
The Fund currently uses (and may continue to use) leverage to seek to achieve its investment objective.  The Fund anticipates that, under normal market conditions, it will employ leverage through borrowings from banks or other financial institutions in the amount of approximately 30% of the Fund’s Managed Assets.  The costs associated with any issuance and use of leverage are borne by Common Shareholders.  The use of leverage is a speculative technique and investors should note that there are special risks and costs associated with the leveraging of the Common Shares.  There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.  Under normal market conditions, the Fund seeks to limit its overall effective leverage (which represents the combination of economic leverage, which is when the Fund seeks the right to a return on a capital base that exceeds the investment which the Fund has contributed to the instrument seeking a return) and the Fund’s senior securities (as defined under the 1940 Act)) to 40% of its Managed Assets.
Fundamental Investment Policies
The Fund, as a fundamental policy, may not:
1) With respect to 75% of its total assets, purchase any securities if, as a result (i) more than 5% of the Fund’s total assets would then be invested in securities of any single issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the 1940 Act), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation;
2) Purchase or sell real estate or commodities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;
3) Borrow money except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;
4) Issue senior securities except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;
5) Underwrite the securities of other issuers except (a) to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities; and (b) as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction;
6) Make loans except as permitted by (i) the 1940 Act and the rules and regulations thereunder, or other successor law governing the regulation of registered investment companies, or interpretations or modifications thereof by the SEC, SEC staff or other authority of competent jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority of competent jurisdiction; or
7) Purchase any security if as a result 25% or more of the Fund’s total assets (taken at current value) would be invested in securities of issuers in a single industry, except that such limitation shall not apply to obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities.
Except as noted above, the foregoing fundamental investment policies cannot be changed without approval by holders of a “majority of the outstanding voting securities” of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of the outstanding Preferred Shares, if any, voting as a single class.  Under the 1940 Act, a “majority of the outstanding voting securities” means (i) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy, or (ii) more than 50% of the Fund’s shares, whichever is less.
The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.

Risk Factors [Table Text Block]
Principal Risks
The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The following discussion summarizes the principal risks associated with investing in the Fund, which includes the risk that you could lose some or all of your investment in the Fund. The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review.
CDX Risk. CDX is an equally-weighted index of credit default swaps that is designed to track a representative segment of the credit default swap market (e.g., high yield). A credit default swap is a financial derivative that allows an investor to swap or offset their credit risk with that of another investor. CDX provides exposure to a basket of underlying credit default swaps in lieu of buying or selling credit default swaps on individual debt securities. The CDX investments in which the Fund will invest are cleared on an exchange. Regardless of whether the Fund buys or sells CDX credit protection, such investments can result in gains or losses that may exceed gains or losses the Fund would have incurred investing directly in high yield debt securities, which may impact the Fund’s net asset value. It is also possible that returns from CDX investments may not correlate with returns of the broader high yield credit market. There are additional costs associated with investing in CDX, including the payment of premiums when the Fund is a buyer of CDX credit protection. When the Fund sells CDX credit protection, it assumes additional credit risk. Investment exposure to CDX credit protection is subject to the risks of the underlying credit default swap obligations, which include general market risk, liquidity risk, credit risk and counterparty risk. Counterparty risk may be mitigated somewhat compared to buying or selling credit protection using individual credit default swaps because CDX investments are cleared on an exchange.

Consumer Discretionary Companies Risk. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Corporate Debt Obligations Risk. The market value of corporate debt obligations generally may be expected to rise and fall inversely with interest rates. The market value of corporate debt obligations also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate debt may not be able to meet their obligations on interest and/or principal payments at the time called for by an instrument.

Credit Agency Risk. Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that the issuer or other obligated party of a debt security in the Fund’s portfolio will fail to pay, or it is perceived that it will fail to pay, dividends or interest and/or repay principal, when due. Below-investment grade instruments, including instruments that are not rated but judged to be of comparable quality, are commonly referred to as high yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are more susceptible to default or decline in market value than investment grade securities due to adverse economic and business developments. High yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high yield market which may depress the price and liquidity of high yield securities; (v) volatility; and (vi) liquidity.

Credit Default Swaps Risk. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risks. With respect to a reference obligation, a buyer will lose its investment and recover nothing should no event of default occur. For a seller, if an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value. When the Fund acts as a seller of a credit default swap agreement, it is exposed to the risks of leverage since if an event of default occurs with respect to a reference obligation, the seller must pay the buyer the full notional value of the reference obligation.

Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Defaulted and Distressed Securities Risk. The Fund may invest in securities that may be in default or distressed—i.e., securities of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. Distressed securities present a substantial risk of future default which may cause the Fund to incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the defaulted or distressed securities will eventually be satisfied.
In addition, the Fund may invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. These loans are subject to greater credit and liquidity risks than other types of loans. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. A bankruptcy proceeding or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan.

Earnings Risk. The Fund’s limited term may cause it to invest in lower yielding securities or hold the proceeds of securities sold near the end of its term in cash or cash equivalents, which may adversely affect the performance of the Fund or the Fund’s ability to maintain its dividend.

Emerging Markets Risk. Investing in emerging market countries, as compared to foreign developed markets, involves substantial additional risk due to more limited information about the issuer and/or the security (including limited financial and accounting information); higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

Europe Risk. The Fund is subject to certain risks associated specifically with investments in securities of European issuers, in addition to the risks associated with investments in non-U.S. securities generally. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (“EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (“Brexit”). After years of negotiations between the United Kingdom and the EU, a withdrawal agreement was reached whereby the United Kingdom formally left the EU. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Trade between the United Kingdom and the EU is highly integrated through supply chains and trade in services, as well as through multinational companies. The United Kingdom’s departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

Foreign Currency Risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad.

Health Care Companies Risk. Through the Fund’s investments in senior loans, the Fund may be significantly exposed to companies in the health care sector.  Health care companies are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Illiquid Securities Risk. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. Although the resale or secondary market for senior loans is growing, it is currently limited. There is no organized exchange or board of trade on which senior loans are traded. Instead, the secondary market for senior loans is an unregulated inter-dealer or inter-bank resale market. In addition, senior loans in which the Fund invests may require the consent of the borrower and/or agent prior to the settlement of the sale or assignment. These consent requirements can delay or impede the Fund’s ability to settle the sale of senior loans. Depending on market conditions, the Fund may have difficulty disposing its senior loans, which may adversely impact its ability to obtain cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities.
Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid securities are also more difficult to value, especially in challenging markets.

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services.  Information technology companies are generally subject to the following risks: rapidly changing technologies and existing product obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.  In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs.  Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Interest Rate Risk. The yield on the Fund’s common shares may rise or fall as market interest rates rise and fall, as senior loans pay interest at rates which float in response to changes in market rates. Changes in prevailing interest rates can be expected to cause some fluctuation in the Fund’s net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund’s net asset value.

Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage.

Libor Risk. As of June 30, 2023, nearly all LIBOR publications ceased. While some LIBOR rates will continue to be published for a short period of time after June 30, 2023, it is only on an unrepresentative synthetic basis. Transitioning to a new reference rate may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. In the United States, the Secured Overnight Financing Rate (“SOFR”) has been identified as the preferred alternative to LIBOR. There is no assurance that the composition or characteristics of SOFR, or any alternative reference rate, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

Limited Term Risk. Because the assets of the Fund will be liquidated in connection with the Fund’s termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have significant remaining average maturity and duration, and large exposures to lower-quality credits, as the termination date approaches, and if interest rates are high (and the value of lower-quality fixed-income securities consequently low) at the time the Fund needs to liquidate its assets in connection with the termination, the losses due to portfolio liquidation may be significant. Moreover, as the Fund approaches the termination date, its portfolio composition may change as more of its portfolio holdings are called or sold, which may cause the returns to decrease and the NAV of the Common Shares to fall. Rather than reinvesting the proceeds of matured, called or sold securities, the Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash, which may adversely affect its performance. Because the Fund will invest in below investment grade securities, it may be exposed to the greater potential for an issuer of its securities to default, as compared to a fund that invests solely in investment grade securities. As a result, should a Fund portfolio holding default, this may significantly reduce net investment income and, therefore, Common Share dividends, and also may prevent or inhibit the Fund from fully being able to liquidate its portfolio at or prior to the termination date. When terminated, the Fund’s final distribution will be based upon its NAV at the end of the term and investors in the Fund may receive more or less than their original investment.

Management Risk and Reliance on Key Personnel. The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived adverse economic conditions, political events, regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non-U.S. Securities Risk. The Fund may invest a portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Potential Conflicts of Interest Risk. First Trust and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust currently manages and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust has a financial incentive to leverage the Fund.

Prepayment Risk. Loans and corporate bonds are subject to prepayment risk. Prepayment risk is the risk that the borrower on a loan or issuer of a bond will repay principal (in part or in whole) prior to the scheduled maturity date. The degree to which such repayment occurs may be affected by general business conditions, interest rates, the financial condition of the borrower or issuer and competitive conditions among investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced which, in turn, may result in a decline in distributions to common shareholders. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan or bond.

Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called instruments at market interest rates that are below the Fund’s portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, level of distributions or the overall return of the Fund.

Second Lien Loan Risk. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans are typically secured by a second priority security interest or lien on specified collateral securing the borrower’s obligation under the interest. Because second lien loans are second to first lien loans, they present a greater degree of investment risk. Specifically, these loans are subject to the additional risk that the cash flow of the borrower and property securing the loan may be insufficient to meet scheduled payments after giving effect to those loans with a higher priority. In addition, loans that have a lower than first lien priority on collateral of the borrower generally have greater price volatility than those loans with a higher priority and may be less liquid.

Senior Loan Risk. The Fund invests in senior loans and therefore is subject to the risks associated therewith.  Investments in senior loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk (which may be heightened because of the limited public information available regarding senior loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions).  Further, no active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.  Senior loans may not be considered “securities” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

In the event a borrower fails to pay scheduled interest or principal payments on a senior loan held by the Fund, the Fund will experience a reduction in its income and a decline in the value of the senior loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund’s common shares. If the Fund acquires a senior loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although senior loans may be secured by specific collateral, the value of the collateral may not equal the Fund’s investment when the senior loan is acquired or may decline below the principal amount of the senior loan subsequent to the Fund’s investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the senior loan to be under collateralized. Therefore, the liquidation of the collateral underlying a senior loan may not satisfy the issuer’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.

Valuation Risk. The valuation of senior loans may carry more risk than that of common stock. Market quotations may not be readily available for some senior loans and securities in which the Fund invests and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation of senior loans and certain other securities than for securities with a secondary market, because there is less reliable objective data available.  These difficulties may lead to inaccurate asset pricing.

Effects of Leverage [Text Block]
Effects of Leverage
The aggregate principal amount of borrowings under the credit agreement (the “Credit Agreement”) with The Toronto-Dominion Bank, New York Branch represented approximately 18.87% of Managed Assets as of May 31, 2024. Asset coverage with respect to the borrowings under the Credit Agreement was 529.84% as of May 31, 2024 and the Fund had $149,000,000 of unutilized funds available for borrowing under the Credit Agreement as of that date. As of May 31, 2024, the maximum commitment amount under the Credit Agreement was $280,000,000. As of May 31, 2024, the approximate average annual interest and fee rate for the borrowings under the Credit Agreement was 6.78%.
Assuming that the Fund’s leverage costs remain as described above (at an assumed average annual cost of 6.78%), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover its leverage costs would be 1.28%.
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.
The table further assumes leverage representing 18.87% of the Fund’s Managed Assets, net of expenses, and an annual leverage interest and fee rate of 6.78%.

Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-13.90%	7.74%	-1.58%	4.59%	10.75%

Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the distributions it receives on its investments are entirely offset by losses in the value of those securities.

Annual Interest Rate [Percent]	6.78%
Annual Coverage Return Rate [Percent]	1.28%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-13.90%	7.74%	-1.58%	4.59%	10.75%

Return at Minus Ten [Percent]	(13.90%)
Return at Minus Five [Percent]	7.74%
Return at Zero [Percent]	(1.58%)
Return at Plus Five [Percent]	4.59%
Return at Plus Ten [Percent]	10.75%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of (10)%, (5)%, 0%, 5% and 10%. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.
The table further assumes leverage representing 18.87% of the Fund’s Managed Assets, net of expenses, and an annual leverage interest and fee rate of 6.78%.

Share Price	$ 14.10
NAV Per Share	$ 15.31
Latest Premium (Discount) to NAV [Percent]	(7.90%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Common Shares outstanding (unlimited number of Common Shares has been authorized)
Outstanding Security, Held [Shares] | shares	36,772,989
Document Period End Date	May 31, 2024
C D X Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
CDX Risk. CDX is an equally-weighted index of credit default swaps that is designed to track a representative segment of the credit default swap market (e.g., high yield). A credit default swap is a financial derivative that allows an investor to swap or offset their credit risk with that of another investor. CDX provides exposure to a basket of underlying credit default swaps in lieu of buying or selling credit default swaps on individual debt securities. The CDX investments in which the Fund will invest are cleared on an exchange. Regardless of whether the Fund buys or sells CDX credit protection, such investments can result in gains or losses that may exceed gains or losses the Fund would have incurred investing directly in high yield debt securities, which may impact the Fund’s net asset value. It is also possible that returns from CDX investments may not correlate with returns of the broader high yield credit market. There are additional costs associated with investing in CDX, including the payment of premiums when the Fund is a buyer of CDX credit protection. When the Fund sells CDX credit protection, it assumes additional credit risk. Investment exposure to CDX credit protection is subject to the risks of the underlying credit default swap obligations, which include general market risk, liquidity risk, credit risk and counterparty risk. Counterparty risk may be mitigated somewhat compared to buying or selling credit protection using individual credit default swaps because CDX investments are cleared on an exchange.

Consumer Discretionary Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Consumer Discretionary Companies Risk. Consumer discretionary companies, such as retailers, media companies and consumer services companies, provide non-essential goods and services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace.

Corporate Debt Obligations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Corporate Debt Obligations Risk. The market value of corporate debt obligations generally may be expected to rise and fall inversely with interest rates. The market value of corporate debt obligations also may be affected by factors directly related to the issuer, such as investors’ perceptions of the creditworthiness of the issuer, the issuer’s financial performance, perceptions of the issuer in the marketplace, performance of management of the issuer, the issuer’s capital structure and use of financial leverage and demand for the issuer’s goods and services. There is a risk that the issuers of corporate debt may not be able to meet their obligations on interest and/or principal payments at the time called for by an instrument.

Credit Agency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Agency Risk. Credit ratings are determined by credit rating agencies and are only the opinions of such entities. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk or the liquidity of securities. Any shortcomings or inefficiencies in credit rating agencies’ processes for determining credit ratings may adversely affect the credit ratings of securities held by the Fund or such credit rating agency’s ability to evaluate creditworthiness and, as a result, may adversely affect those securities’ perceived or actual credit risk.

Credit And Below Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit and Below-Investment Grade Securities Risk. Credit risk is the risk that the issuer or other obligated party of a debt security in the Fund’s portfolio will fail to pay, or it is perceived that it will fail to pay, dividends or interest and/or repay principal, when due. Below-investment grade instruments, including instruments that are not rated but judged to be of comparable quality, are commonly referred to as high yield securities or “junk” bonds and are considered speculative with respect to the issuer’s capacity to pay dividends or interest and repay principal and are more susceptible to default or decline in market value than investment grade securities due to adverse economic and business developments. High yield securities are often unsecured and subordinated to other creditors of the issuer. The market values for high yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, an investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make dividend, interest and/or principal payments; (iv) negative perception of the high yield market which may depress the price and liquidity of high yield securities; (v) volatility; and (vi) liquidity.

Credit Default Swaps Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Default Swaps Risk. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly. In addition to general market risks, credit default swaps are subject to liquidity risk, counterparty risk and credit risks. With respect to a reference obligation, a buyer will lose its investment and recover nothing should no event of default occur. For a seller, if an event of default were to occur, the value of the reference obligation received by the seller, coupled with the periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value. When the Fund acts as a seller of a credit default swap agreement, it is exposed to the risks of leverage since if an event of default occurs with respect to a reference obligation, the seller must pay the buyer the full notional value of the reference obligation.

Current Market Conditions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Current Market Conditions Risk. Current market conditions risk is the risk that a particular investment, or shares of the Fund in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations which would directly impact the Fund, and any regulatory changes could adversely impact the Fund’s ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East, have caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. The hostilities and sanctions resulting from those hostilities have and could continue to have a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. For example, the United States has imposed trade barriers and restrictions on China. In addition, the Chinese government is engaged in a longstanding dispute with Taiwan, continually threatening an invasion. If the political climate between the United States and China does not improve or continues to deteriorate, if China were to attempt invading Taiwan, or if other geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Fund’s assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. While vaccines have been developed, there is no guarantee that vaccines will be effective against emerging future variants of the disease. As this global pandemic illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Advancements in technology may also adversely impact markets and the overall performance of the Fund. For instance, the economy may be significantly impacted by the advanced development and increased regulation of artificial intelligence. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent or custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Defaulted And Distressed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Defaulted and Distressed Securities Risk. The Fund may invest in securities that may be in default or distressed—i.e., securities of companies whose financial condition is troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations or financial restructurings. Distressed securities present a substantial risk of future default which may cause the Fund to incur losses, including additional expenses, to the extent it is required to seek recovery upon a default in the payment of principal or interest on those securities. The Fund also will be subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the defaulted or distressed securities will eventually be satisfied.
In addition, the Fund may invest in loans of borrowers that are experiencing, or are likely to experience, financial difficulty. These loans are subject to greater credit and liquidity risks than other types of loans. In addition, the Fund can invest in loans of borrowers that have filed for bankruptcy protection or that have had involuntary bankruptcy petitions filed against them by creditors. A bankruptcy proceeding or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan.

Earnings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Earnings Risk. The Fund’s limited term may cause it to invest in lower yielding securities or hold the proceeds of securities sold near the end of its term in cash or cash equivalents, which may adversely affect the performance of the Fund or the Fund’s ability to maintain its dividend.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk. Investing in emerging market countries, as compared to foreign developed markets, involves substantial additional risk due to more limited information about the issuer and/or the security (including limited financial and accounting information); higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Emerging market countries may lack the social, political and economic stability and characteristics of more developed countries, and their political and economic structures may undergo unpredictable, significant and rapid changes from time to time, any of which could adversely impact the value of investments in emerging markets as well as the availability of additional investments in such markets. The securities markets of emerging market countries may be substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States and other developed nations. The limited size of these securities markets and the limited trading volume of securities issued by emerging market issuers could cause prices to be erratic and investments in emerging markets can become illiquid. As a result of the foregoing risks, it may be difficult to assess the value or prospects of an investment in such securities.

Europe Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Europe Risk. The Fund is subject to certain risks associated specifically with investments in securities of European issuers, in addition to the risks associated with investments in non-U.S. securities generally. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (“EU”), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. In a 2016 referendum, the United Kingdom elected to withdraw from the EU (“Brexit”). After years of negotiations between the United Kingdom and the EU, a withdrawal agreement was reached whereby the United Kingdom formally left the EU. As the second largest economy among EU members, the implications of the United Kingdom’s withdrawal are difficult to gauge and cannot be fully known. Trade between the United Kingdom and the EU is highly integrated through supply chains and trade in services, as well as through multinational companies. The United Kingdom’s departure may negatively impact the EU and Europe as a whole by causing volatility within the EU, triggering prolonged economic downturns in certain European countries or sparking additional member states to contemplate departing the EU (thereby perpetuating political instability in the region).

Foreign Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Currency Risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments. Currency exchange rates fluctuate significantly for many reasons, including changes in supply and demand in the currency exchange markets, actual or perceived changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational agencies such as the International Monetary Fund, and currency controls or other political and economic developments in the U.S. or abroad.

Health Care Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Health Care Companies Risk. Through the Fund’s investments in senior loans, the Fund may be significantly exposed to companies in the health care sector.  Health care companies are involved in medical services or health care, including biotechnology research and production, drugs and pharmaceuticals and health care facilities and services. These companies are subject to extensive competition, generic drug sales or the loss of patent protection, product liability litigation and increased government regulation. Research and development costs of bringing new drugs to market are substantial, and there is no guarantee that the product will ever come to market. Health care facility operators may be affected by the demand for services, efforts by government or insurers to limit rates, restriction of government financial assistance and competition from other providers.

Illiquid Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid Securities Risk. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. Although the resale or secondary market for senior loans is growing, it is currently limited. There is no organized exchange or board of trade on which senior loans are traded. Instead, the secondary market for senior loans is an unregulated inter-dealer or inter-bank resale market. In addition, senior loans in which the Fund invests may require the consent of the borrower and/or agent prior to the settlement of the sale or assignment. These consent requirements can delay or impede the Fund’s ability to settle the sale of senior loans. Depending on market conditions, the Fund may have difficulty disposing its senior loans, which may adversely impact its ability to obtain cash to repay debt, to pay dividends, to pay expenses or to take advantage of new investment opportunities.
Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid securities are also more difficult to value, especially in challenging markets.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to debt securities. Inflation creates uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.

Information Technology Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Information Technology Companies Risk. Information technology companies produce and provide hardware, software and information technology systems and services.  Information technology companies are generally subject to the following risks: rapidly changing technologies and existing product obsolescence; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions and new market entrants.  Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel.  Information technology company stocks, particularly those involved with the internet, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.  In addition, information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs.  Information technology companies also face competition for services of qualified personnel and heavily rely on patents and intellectual property rights and the ability to enforce such rights to maintain a competitive advantage.

Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. The yield on the Fund’s common shares may rise or fall as market interest rates rise and fall, as senior loans pay interest at rates which float in response to changes in market rates. Changes in prevailing interest rates can be expected to cause some fluctuation in the Fund’s net asset value. Similarly, a sudden and significant increase in market interest rates may cause a decline in the Fund’s net asset value.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor will be higher than if the Fund did not use leverage.

Libor Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Libor Risk. As of June 30, 2023, nearly all LIBOR publications ceased. While some LIBOR rates will continue to be published for a short period of time after June 30, 2023, it is only on an unrepresentative synthetic basis. Transitioning to a new reference rate may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the Fund or on certain instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on a variety of factors. In the United States, the Secured Overnight Financing Rate (“SOFR”) has been identified as the preferred alternative to LIBOR. There is no assurance that the composition or characteristics of SOFR, or any alternative reference rate, will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity.

Limited Term Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited Term Risk. Because the assets of the Fund will be liquidated in connection with the Fund’s termination, the Fund may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money. In particular, the Fund’s portfolio may still have significant remaining average maturity and duration, and large exposures to lower-quality credits, as the termination date approaches, and if interest rates are high (and the value of lower-quality fixed-income securities consequently low) at the time the Fund needs to liquidate its assets in connection with the termination, the losses due to portfolio liquidation may be significant. Moreover, as the Fund approaches the termination date, its portfolio composition may change as more of its portfolio holdings are called or sold, which may cause the returns to decrease and the NAV of the Common Shares to fall. Rather than reinvesting the proceeds of matured, called or sold securities, the Fund may distribute the proceeds in one or more liquidating distributions prior to the final liquidation, which may cause fixed expenses to increase when expressed as a percentage of assets under management, or the Fund may invest the proceeds in lower yielding securities or hold the proceeds in cash, which may adversely affect its performance. Because the Fund will invest in below investment grade securities, it may be exposed to the greater potential for an issuer of its securities to default, as compared to a fund that invests solely in investment grade securities. As a result, should a Fund portfolio holding default, this may significantly reduce net investment income and, therefore, Common Share dividends, and also may prevent or inhibit the Fund from fully being able to liquidate its portfolio at or prior to the termination date. When terminated, the Fund’s final distribution will be based upon its NAV at the end of the term and investors in the Fund may receive more or less than their original investment.

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel. The implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount From Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. Investments held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by real or perceived adverse economic conditions, political events, regulatory factors or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, market manipulation, government defaults, government shutdowns, regulatory actions, political changes, diplomatic developments, the imposition of sanctions and other similar measures, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares, the liquidity of an investment, and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value, the bid/ask spread on the Fund’s shares may widen and the returns on investment may fluctuate.

Non U S Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities Risk. The Fund may invest a portion of its assets in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, which are generally denominated in non-U.S. currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk. First Trust and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust currently manages and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objective and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust has a financial incentive to leverage the Fund.

Prepayment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Prepayment Risk. Loans and corporate bonds are subject to prepayment risk. Prepayment risk is the risk that the borrower on a loan or issuer of a bond will repay principal (in part or in whole) prior to the scheduled maturity date. The degree to which such repayment occurs may be affected by general business conditions, interest rates, the financial condition of the borrower or issuer and competitive conditions among investors, among others. As such, prepayments cannot be predicted with accuracy. Upon a prepayment, either in part or in full, the actual outstanding debt on which the Fund derives interest income will be reduced which, in turn, may result in a decline in distributions to common shareholders. The Fund may not be able to reinvest the proceeds received on terms as favorable as the prepaid loan or bond.

Reinvestment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called instruments at market interest rates that are below the Fund’s portfolio’s current earnings rate. A decline in income could affect the common shares’ market price, level of distributions or the overall return of the Fund.

Second Lien Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Second Lien Loan Risk. A second lien loan may have a claim on the same collateral pool as the first lien or it may be secured by a separate set of assets. Second lien loans are typically secured by a second priority security interest or lien on specified collateral securing the borrower’s obligation under the interest. Because second lien loans are second to first lien loans, they present a greater degree of investment risk. Specifically, these loans are subject to the additional risk that the cash flow of the borrower and property securing the loan may be insufficient to meet scheduled payments after giving effect to those loans with a higher priority. In addition, loans that have a lower than first lien priority on collateral of the borrower generally have greater price volatility than those loans with a higher priority and may be less liquid.

Senior Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Senior Loan Risk. The Fund invests in senior loans and therefore is subject to the risks associated therewith.  Investments in senior loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk (which may be heightened because of the limited public information available regarding senior loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions).  Further, no active trading market may exist for certain senior loans, which may impair the ability of the Fund to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans.  Senior loans may not be considered “securities” and the Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws.

In the event a borrower fails to pay scheduled interest or principal payments on a senior loan held by the Fund, the Fund will experience a reduction in its income and a decline in the value of the senior loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund’s common shares. If the Fund acquires a senior loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender. Although senior loans may be secured by specific collateral, the value of the collateral may not equal the Fund’s investment when the senior loan is acquired or may decline below the principal amount of the senior loan subsequent to the Fund’s investment. Also, to the extent that collateral consists of stock of the borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the senior loan to be under collateralized. Therefore, the liquidation of the collateral underlying a senior loan may not satisfy the issuer’s obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated. The senior loan market has seen a significant increase in loans with weaker lender protections including, but not limited to, limited financial maintenance covenants or, in some cases, no financial maintenance covenants (i.e., “covenant-lite loans”) that would typically be included in a traditional loan agreement and general weakening of other restrictive covenants applicable to the borrower such as limitations on incurrence of additional debt, restrictions on payments of junior debt or restrictions on dividends and distributions. Weaker lender protections such as the absence of financial maintenance covenants in a loan agreement and the inclusion of “borrower-favorable” terms may impact recovery values and/or trading levels of senior loans in the future. The absence of financial maintenance covenants in a loan agreement generally means that the lender may not be able to declare a default if financial performance deteriorates. This may hinder the Fund’s ability to reprice credit risk associated with a particular borrower and reduce the Fund’s ability to restructure a problematic loan and mitigate potential loss. As a result, the Fund’s exposure to losses on investments in senior loans may be increased, especially during a downturn in the credit cycle or changes in market or economic conditions.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. The valuation of senior loans may carry more risk than that of common stock. Market quotations may not be readily available for some senior loans and securities in which the Fund invests and valuation may require more research than for liquid securities. In addition, elements of judgment may play a greater role in the valuation of senior loans and certain other securities than for securities with a secondary market, because there is less reliable objective data available.  These difficulties may lead to inaccurate asset pricing.